Description of the Business and the Spin-Off (Tables)	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Transactions to Effect the Spin-Off

The following table provides a summary of the major transactions to effect the Spin-off of QHC as a newly formed, independent company (dollars in thousands):

					Additional
	Long-Term	Due to	Common Stock		Paid-in	Parent's
	Debt	Parent, Net	Shares	Amount	Capital	Equity

Balance at April 29, 2016 (prior to the Spin-off)	$24,179	$1,813,836	—	$—	$—	$3,137
Borrowings of long-term debt, net of debt issuance discounts	1,255,464	—	—	—	—	—
Payments of debt issuance costs	(29,146)	—	—	—	—	—
Cash proceeds paid to Parent	—	(1,217,336)	—	—	—	—
Transfer of liabilities from Parent	—	(22,292)	—	—	—	—
Net deferred income tax liability resulting from the Spin-off	—	(46,783)	—	—	—	—
Non-cash capital contribution from Parent	—	(527,425)	—	—	530,562	(3,137)
Distribution of common stock	—	—	27,719,645	3	(3)	—
Distribution of restricted stock awards	—	—	692,409	—	—	—
Balance at April 29, 2016 (after the Spin-off)	$1,250,497	$—	28,412,054	$3	$530,559	$—

Summary of Liabilities Transferred from Parent

The following table provides a summary of the liabilities transferred to QHC from CHS in connection with the Spin-off (in thousands):

April 29,
2016

Accounts payable	$13,607
Benefit plan liabilities	5,964
Other liabilities	2,721
Total liabilities transferred from Parent	$22,292